Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
14.	Leases

In April 2014, the Company entered into a five-year lease agreement for administrative office space located in Bellaire, Texas. The term of the lease began on August 1, 2014 and was set to expire on July 31, 2019; however, in May 2019, the Company entered into an amendment to the lease agreement to extend the term of the lease for a period of five years, beginning on August 1, 2019 and ending on October 31, 2024.

In April 2016, the Company entered into a three-year lease agreement for lab space located in Bellaire, Texas. The term of lease began on May 1, 2016 and was set to expire on April 30, 2019; however, in December 2018, the Company entered into an amendment to the lease agreement to extend the term for a period of three years, beginning on May 1, 2019 and ending on April 30, 2022. In January 2022, the Company exercised an option in the lease agreement amendment to extend the term of the lease to April 30, 2025.

At the inception of an agreement, the Company determines if the agreement is a lease based on the unique facts and circumstances in each agreement. Lease classification, recognition, and measurement are then determined at the lease commencement date. For agreements that contain a lease, the Company identifies lease and non-lease components, determines the consideration in the contract, determines whether the lease is an operating or financing lease and recognizes right of use (“ROU”) assets and lease liabilities. Lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable so the Company uses an incremental borrowing rate based on the information available at the lease commencement date, which represents an estimated rate that would be incurred to borrow over a similar term in a similar economic environment. The weighted average incremental borrowing rate utilized on its lease liabilities as of December 31, 2023 was 8.0%.

The Company’s current leases include options to renew which can impact the lease term. The exercise of these options is at its discretion and the Company does not include any of these options within the expected lease term as there is no reasonable certainty these options will be exercised. Fixed lease payments on operating leases are recognized over the expected term of the lease on a straight-line basis within its consolidated financial statements. The Company’s leases are included in ROU assets, current portion of lease liabilities and noncurrent lease liabilities in its consolidated balance sheet for the year ended December 31, 2023.

The following table summarizes the Company’s operating lease assets and liabilities:

	December 31,
	2023	2022

	(in thousands)
Assets:
Operating lease assets	$102	$198

Liabilities:
Current portion of lease liabilities	103	108
Noncurrent lease liabilities	10	113
Total operating lease liabilities	$113	$221

The following table summarizes the Company's lease related costs:

	December 31,
	2023	2022

	(in thousands)
Operating lease costs	$113	$115
Variable lease costs	10	5
Total lease costs	$123	$120

The Company made cash payments for its operating leases of $0.1 million for the year ended December 31, 2023.

The following table summarizes the Company's expected minimum lease payments:

As of December 31, 2023
(in thousands)
2024	$108
2025	11
Future minimum lease payments	119
Less: Interest	(6)
Present value of operating lease liabilities	$113

As of December 31, 2023, the weighted average remaining lease term was 1.0 years.